Related Party Transactions - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Payments Of Professional Service Fee	¥ 2,631
William Wei Cao [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			¥ 500
Unitex Capital Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		¥ 1,358
Chief Executive Officer [Member] | William Wei Cao [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Founder, CEO and a principal shareholder of the Company
Controller [Member] | Unitex Capital Ltd [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	An entity controlled by Founder